Taxation (Details) - Schedule of Income Tax Payable	12 Months Ended
Dec. 31, 2023
UK [Member]
Income Tax Contingency [Line Items]
Major tax jurisdictions	2023
Minimum [Member] | Malta [Member]
Income Tax Contingency [Line Items]
Major tax jurisdictions	2021
Maximum [Member] | Malta [Member]
Income Tax Contingency [Line Items]
Major tax jurisdictions	2023